Shareholder Report, Average Annual Return (Details)	7 Months Ended	12 Months Ended	32 Months Ended	35 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Valkyrie Bitcoin and Ether Strategy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Valkyrie Bitcoin and Ether Strategy ETF NAV
Average Annual Return, Percent		91.06%		(8.23%)
Valkyrie Bitcoin Miners ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Valkyrie Bitcoin Miners ETF NAV
Average Annual Return, Percent		104.03%	(11.37%)
Valkyrie Bitcoin Futures Leveraged Strategy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Valkyrie Bitcoin Futures Leveraged Strategy ETF NAV
Average Annual Return, Percent	7.68%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		36.35%		10.07%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		36.35%	11.72%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	16.64%